Property and equipment - Additional Information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) aircraft flight	Dec. 31, 2024 USD ($) aircraft	Dec. 31, 2023 USD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Average duration of long-term lease agreement	16 years
Gain on engine exchange transactions	$ 20,700
Advance payments on aircraft purchase contracts and others	$ 251,430	$ 0	$ 200,000
Number of new aircrafts grounded | aircraft	21
Number of flights canceled | flight	1,788
Capitalized expenditure improvements during the year	$ 3,100	6,700
Aircraft
Disclosure of detailed information about property, plant and equipment [line items]
Carrying value pledged as collateral obligation	1,900,000	1,700,000
Payments from contracts held for dealing or trading purpose	301,600	$ 14,000
Advance payments on aircraft purchase contracts and others	$ 251,400
B-737-Max
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft capitalized | aircraft	12	6
Average duration of long-term lease agreement	10 years